Accounting Policies - Summary of New and Revised Accounting Standards, Amendments to Standards and New Interpretations are Adopted by the Group (Detail)	12 Months Ended
Dec. 31, 2020
IFRS 3 Business Combinations
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 3 Business Combinations
Nature of the Change	Amendments
Nature of the change	Amendments
Salient features of the changes	• These amendments make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments:• Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs;
Salient features of the changes	• The amendments to IFRS 3 Business Combinations updates the references to the Conceptual Framework for Financial Reporting and adds an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies; • The amendments also confirm that contingent assets should not be recognised at the acquisition date; and • The amendments will not have a material impact on the Group.
Impact on financial position or performance	No impact
Effective Date	Jan. 01, 2022
IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
Nature of the change	Amendments
Salient features of the changes	• The IASB refined its definition of material to make it easier to understand. It is now aligned across IFRS Standards and the Conceptual Framework; • The revised definition of material is: • Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. • The Board has also removed the definition of material omissions or misstatements from IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors; and • The Group adopted the amendments on 1 January 2020.
Impact on financial position or performance	No impact
IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement
Nature of the change	Amendments
Salient features of the changes	• The amendments to IFRS 7, IFRS 9 and IAS 39 provide certain reliefs in relation to interest rate benchmark reforms. The reliefs relate to hedge accounting and have the effect that the reforms should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in profit or loss; and • The Group adopted the amendments on 1 January 2020.
Impact on financial position or performance	No impact
Revised Conceptual Framework for Financial Reporting
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	Revised Conceptual Framework for Financial Reporting
Nature of the change	Revised Framework
Salient features of the changes	• The IASB has issued a revised Conceptual Framework which will be used in standard-setting decisions with immediate effect. Key changes include: • Increasing the prominence of stewardship in the objective of financial reporting; • Reinstating prudence as a component of neutrality: • Defining a reporting entity, which may be a legal entity, or a portion of an entity; • Revising the definitions of an asset and a liability; • Removing the probability threshold for recognition and adding guidance on derecognition; • Adding guidance on different measurement basis, and • Stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where this enhances the relevance or faithful representation of the financial statements. • No changes will be made to any of the current accounting standards. However, entities that rely on the Framework in determining their accounting policies for transactions, events or conditions that are not otherwise dealt with under the accounting standards will need to apply the revised Framework. • The Group adopted the revised Framework on 1 January 2020.
Impact on financial position or performance	No impact
IFRS 17 Insurance Contracts
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 17 Insurance Contracts
Nature of the change	New Standard
Salient features of the changes	• IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to increase comparability and transparency about profitability. The new standard introduces a new comprehensive model (“general model”) for the recognition and measurement of liabilities arising from insurance contracts. • In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in certain circumstances and to specific contracts, such as: • Reinsurance contracts held; • Investment contracts with discretionary participation features. • Under the new standard, investment components are excluded from insurance revenue and service expenses. Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI; • The new standard includes various new disclosures and requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity’s financial statements; and • The Group is in the process of evaluating whether IFRS 17 will have an impact on the Group and will provide more detailed disclosure on the impact in future financial statements.
Effective Date	Jan. 01, 2023
IFRS 16 Leases
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 16 Leases
Nature of the change	Amendment
Salient features of the changes	• As a result of the COVID-19 pandemic, rent concessions have been granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments; • The amendment to IFRS 16 provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted;
Effective Date	Jun. 01, 2020
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
Nature of the change	Amendment
Salient features of the changes	• This amendment to IAS 8 clarifies how companies should distinguish between changes in accounting policies and changes in accounting estimates; and • The amendment is not expected to have a material impact on the Group.
Effective Date	Jan. 01, 2023
IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2
Nature of the change	Amendment
Salient features of the changes	• This amendment to IAS 1 requires companies to disclose their material accounting policy information rather than their significant accounting policies; • This amendment also provides a definition of material accounting policy information; • Further, the amendment clarifies that immaterial accounting policy information need not be disclosed; • To support this amendment, the Board also amended IFRS Practice Statement 2 Making Materiality Judgements, to provide guidance on how to apply the concept of materiality to accounting policy disclosures; and • The amendment is not expected to have a material impact on the Group.
Effective Date	Jan. 01, 2023
IAS 1 Presentation of Financial Statements
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 1 Presentation of Financial Statements
Nature of the change	Amendments
Salient features of the changes	• The amendments to IAS 1 clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date; • The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability; and • The amendments are not expected to have a material impact on the Group.
Effective Date	Jan. 01, 2022
IAS 16 Property, plant and equipment
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 16 Property, plant and equipment
Nature of the Change	Amendment
Salient features of the changes	• The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds received from selling items produced while the entity is preparing the asset for its intended use; • It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment; and • The Group is in the process of evaluating whether IAS 16 will have an impact on the Group and will provide more detailed disclosure on the impact in future financial statements.
Effective Date	Jan. 01, 2022
Annual Improvements
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	Annual Improvements
Salient features of the changes	The following improvements were finalised: • IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities; • IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives; and • IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption. • The annual improvements will not have a material Impact on the Group.
Effective Date	Jan. 01, 2022
IAS 37 Provisions, Contingent Liabilities and Contingent Assets
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 37 Provisions, Contingent Liabilities and Contingent Assets
Nature of the Change	Amendment
Salient features of the changes	• The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. • The amendment will not have a material impact on the Group.
Effective Date	Jan. 01, 2022